CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 65,186	$ 53,240	$ 40,496
Other income	133	83	44
Total revenues and other income	65,319	53,323	40,540
Employee benefit expenses and severance payments	(12,718)	(9,800)	(7,253)
Interconnection costs and other telecommunication charges	(3,148)	(2,553)	(2,170)
Fees for services, maintenance, materials and supplies	(6,600)	(5,006)	(3,919)
Taxes and fees with the Regulatory Authority	(6,107)	(5,125)	(3,943)
Commissions	(3,631)	(3,849)	(3,193)
Cost of equipments and handsets	(6,684)	(6,188)	(4,595)
Advertising	(1,218)	(874)	(814)
Cost of VAS	(874)	(1,499)	(1,256)
Provisions	(590)	(187)	(113)
Bad debt expenses	(1,113)	(1,228)	(564)
Other operating expenses	(3,280)	(2,590)	(1,854)
Depreciation and amortization	(6,928)	(6,198)	(4,438)
Disposals and impairment of PP&E	(316)	(383)	(199)
Operating income	12,112	7,843	6,229
Finance income	3,115	1,006	1,130
Finance expenses	(3,601)	(3,250)	(2,232)
Income before income tax expense	11,626	5,599	5,127
Income tax expense	(3,902)	(1,594)	(1,692)
Net income for the year	7,724	4,005	3,435
Attributable to:
Telecom Argentina (Controlling Company)	7,630	3,975	3,403
Non-controlling interest	$ 94	$ 30	$ 32
Earnings per share attributable to Telecom Argentina
Basic and diluted	$ 7.87	$ 4.10	$ 3.51